Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 8.1%
5,341	(1)	Cavco Industries, Inc.	$1,098,964	0.6
16,065		Churchill Downs, Inc.	2,958,370	1.6
41,214	(1)	Dave & Buster's Entertainment, Inc.	1,278,870	0.7
15,483	(1)	Dorman Products, Inc.	1,271,464	0.7
11,656	(1)	Five Below, Inc.	1,604,681	0.9
54,680	(1),(2)	Lindblad Expeditions Holdings, Inc.	369,637	0.2
42,883	(1)	Planet Fitness, Inc.	2,472,634	1.4
34,946	(1),(2)	Revolve Group, Inc.	757,979	0.4
32,252		Texas Roadhouse, Inc.	2,814,310	1.6
			14,626,909	8.1

		Energy: 6.3%
461,426	(1)	Helix Energy Solutions Group, Inc.	1,781,104	1.0
74,456		Matador Resources Co.	3,642,388	2.0
96,064		Northern Oil and Gas, Inc.	2,633,114	1.5
167,569		Patterson-UTI Energy, Inc.	1,957,206	1.1
164,374	(1)	ProPetro Holding Corp.	1,323,211	0.7
			11,337,023	6.3

		Financials: 7.2%
83,705	(1)	Focus Financial Partners, Inc.	2,637,544	1.5
38,151	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,141,859	0.6
26,469	(2)	HCI Group, Inc.	1,037,585	0.6
8,499		Kinsale Capital Group, Inc.	2,170,815	1.2
39,766		Western Alliance Bancorp.	2,614,217	1.4
42,437		Wintrust Financial Corp.	3,460,737	1.9
			13,062,757	7.2

		Health Care: 22.5%
26,300	(1)	Acadia Pharmaceuticals, Inc.	430,268	0.2
28,688	(1)	Alkermes PLC	640,603	0.4
40,480	(1)	Amicus Therapeutics, Inc.	422,611	0.2
15,297	(1)	Apellis Pharmaceuticals, Inc.	1,044,785	0.6
17,757	(1)	Arrowhead Pharmaceuticals, Inc.	586,869	0.3
8,692	(1)	Arvinas, Inc.	386,707	0.2
58,492	(1)	Axonics, Inc.	4,120,176	2.3
9,313	(1),(2)	Beam Therapeutics, Inc.	443,671	0.2
5,575		Bio-Techne Corp.	1,583,300	0.9
9,809	(1)	Blueprint Medicines Corp.	646,315	0.4
15,065	(1)	Corcept Therapeutics, Inc.	386,267	0.2
11,651	(1)	Cytokinetics, Inc.	564,491	0.3
14,655	(1)	Denali Therapeutics, Inc.	449,762	0.2
29,579		Ensign Group, Inc.	2,351,530	1.3
36,399	(1)	Establishment Labs Holdings, Inc.	1,987,749	1.1
41,989	(1)	Evolent Health, Inc.	1,508,665	0.8
22,225	(1)	Halozyme Therapeutics, Inc.	878,777	0.5
7,402	(1)	ICON PLC	1,360,340	0.8
21,361	(1)	Insmed, Inc.	460,116	0.3
7,627	(1)	Intellia Therapeutics, Inc.	426,807	0.2
16,117	(1)	Intra-Cellular Therapies, Inc.	749,924	0.4
4,488	(1)	Karuna Therapeutics, Inc.	1,009,486	0.6
19,834	(1)	Lantheus Holdings, Inc.	1,394,925	0.8
69,617		LeMaitre Vascular, Inc.	3,528,190	2.0
28,595	(1)	ModivCare, Inc.	2,850,350	1.6
54,965	(1)	Pacira BioSciences, Inc.	2,923,588	1.6
10,835	(1)	Penumbra, Inc.	2,054,316	1.1
62,120	(1)	Progyny, Inc.	2,302,167	1.3
164,724	(1)	R1 RCM, Inc.	3,052,336	1.7
			40,545,091	22.5

		Industrials: 24.2%
20,708	(1)	ASGN, Inc.	1,871,382	1.0
32,405	(1)	Axon Enterprise, Inc.	3,750,879	2.1
21,453	(1)	Bloom Energy Corp.	428,846	0.2
15,433	(1)	CACI International, Inc.	4,028,939	2.2
59,474	(1)	Casella Waste Systems, Inc.	4,543,219	2.5
30,601	(1)	Chart Industries, Inc.	5,641,294	3.1
40,114	(1)	Clean Harbors, Inc.	4,411,738	2.5
34,466	(1)	Construction Partners, Inc.	904,043	0.5
75,087	(1)	Driven Brands Holdings, Inc.	2,100,934	1.2
77,936		Flowserve Corp.	1,893,845	1.1
54,437	(1)	Kirby Corp.	3,308,137	1.8
10,511		Quanta Services, Inc.	1,338,996	0.8
104,913	(1)	Sterling Infrastructure, Inc.	2,252,482	1.3
38,377	(2)	TFI International, Inc.	3,472,351	1.9
90,471	(1)	WillScot Mobile Mini Holdings Corp.	3,648,695	2.0
			43,595,780	24.2

		Information Technology: 24.0%
31,429	(1)	Blackline, Inc.	1,882,597	1.0
93,091	(1)	Cohu, Inc.	2,399,886	1.3
18,752	(1)	CyberArk Software Ltd.	2,811,675	1.6
13,223	(1)	ExlService Holdings, Inc.	1,948,541	1.1
20,143	(1)	Fabrinet	1,922,649	1.1
33,162	(1)	Five9, Inc.	2,486,487	1.4
123,782		Genpact Ltd.	5,417,938	3.0
75,754	(1)	I3 Verticals, Inc.	1,517,353	0.8
160,462	(1)	indie Semiconductor, Inc.	1,174,582	0.6
40,982		Kulicke & Soffa Industries, Inc.	1,579,036	0.9
7,878		Littelfuse, Inc.	1,565,280	0.9
12,582	(1)	Manhattan Associates, Inc.	1,673,783	0.9
41,348		MAXIMUS, Inc.	2,392,809	1.3
30,132	(1)	Onto Innovation, Inc.	1,929,955	1.1

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
24,093	(1)	Sprout Social, Inc.	$1,461,963	0.8
35,809	(1)	Tower Semiconductor Ltd.	1,573,447	0.9
51,894	(1)	Varonis Systems, Inc.	1,376,229	0.8
228,853	(1)	Viavi Solutions, Inc.	2,986,532	1.6
62,931	(1)	WNS Holdings Ltd. ADR	5,150,273	2.9
			43,251,015	24.0

		Materials: 2.7%
42,874		Innospec, Inc.	3,673,015	2.0
50,659	(1)	Summit Materials, Inc.	1,213,790	0.7
			4,886,805	2.7

	Total Common Stock
	(Cost $191,045,908)		171,305,380	95.0

EXCHANGE-TRADED FUNDS: 1.9%
42,321	(1)	SPDR S&P Biotech ETF	3,356,901	1.9

	Total Exchange-Traded Funds
	(Cost $3,839,528)		3,356,901	1.9

	Total Long-Term Investments
	(Cost $194,885,436)		174,662,281	96.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
		Repurchase Agreements: 3.7%
1,569,487	(3)	Bank of America Inc.	1,569,487	0.9
1,569,487	(3)	Jefferies LLC	1,569,487	0.8
464,959	(3)	JPMorgan Securities LLC	464,959	0.2
1,569,487	(3)	MUFG Securities America Inc.	1,569,487	0.9
1,569,487	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 10/11/22, 3.05%, due 10/12/22 (Repurchase Amount $1,000,084, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.125%, Market Value plus accrued interest $1,020,000, due 11/15/24-08/20/52)	1,569,487	0.9

	Total Repurchase Agreements
	(Cost $6,742,907)		6,742,907	3.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
3,909,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $3,909,000)	$3,909,000	2.2

	Total Short-Term Investments
	(Cost $10,651,907)		10,651,907	5.9

	Total Investments in Securities (Cost $205,537,343)		$185,314,188	102.8
	Liabilities in Excess of Other Assets		(5,066,473)	(2.8)
	Net Assets		$180,247,715	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$171,305,380	$–	$–	$171,305,380
Exchange-Traded Funds	3,356,901	–	–	3,356,901
Short-Term Investments	3,909,000	6,742,907	–	10,651,907
Total Investments, at fair value	$178,571,281	$6,742,907	$–	$185,314,188

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $206,614,323.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,214,136
Gross Unrealized Depreciation	(28,514,271)

Net Unrealized Depreciation	$(21,300,135)